Loans, net - Summary of credit quality and maximum exposure to credit risk (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	S/ 50,770,150	S/ 49,229,448
Direct loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	51,829,932	50,415,364	S/ 48,249,158
Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	2,138,517	2,508,332
Direct loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	22,928	23,214
Direct loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,132,429	1,224,479
Contingent credits [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	5,567,722	5,068,694
Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Contingent credits [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	6,182	6,181
Contingent credits [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	10,741	17,767
Commercial loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	22,897,732	22,770,495
Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	804,217	1,115,088
Commercial loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	22,928	23,214
Commercial loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	258,330	299,250
Consumer loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	15,248,665	15,036,411
Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	526,605	689,084
Consumer loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Consumer loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	472,061	514,691
Mortgage loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	11,400,784	10,571,300
Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	702,665	566,885
Mortgage loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Mortgage loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	347,035	325,095
Small and micro-business loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	2,282,751	2,037,158
Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	105,030	137,275
Small and micro-business loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Small and micro-business loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	55,003	85,443
High grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	34,717,594	32,525,279
High grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	3,614,264	3,465,335
High grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	12,803,855	11,927,895
High grade [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	11,627,562	10,943,081
High grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	9,116,899	8,427,210
High grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,169,278	1,227,093
Standard grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	8,640,875	9,846,647
Standard grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,084,907	1,174,561
Standard grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	5,984,870	7,299,079
Standard grade [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,147,369	1,530,724
Standard grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	619,151	532,637
Standard grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	889,485	484,207
Sub-standard grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	5,177,589	4,287,413
Sub-standard grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	851,628	404,850
Sub-standard grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	3,023,532	2,105,969
Sub-standard grade [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,475,068	1,358,831
Sub-standard grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	615,034	719,473
Sub-standard grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	63,955	103,140
Stage 1 [member] | Direct loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	46,596,199	44,558,064	41,248,010
Stage 1 [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,234,628	1,335,553
Stage 1 [member] | Direct loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 1 [member] | Direct loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 1 [member] | Contingent credits [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	5,012,586	4,762,187
Stage 1 [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 1 [member] | Contingent credits [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 1 [member] | Contingent credits [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 1 [member] | Commercial loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	20,785,790	20,431,597
Stage 1 [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	582,186	770,026
Stage 1 [member] | Commercial loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 1 [member] | Commercial loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 1 [member] | Consumer loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	13,390,939	12,899,027
Stage 1 [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	140,200	180,748
Stage 1 [member] | Consumer loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 1 [member] | Consumer loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 1 [member] | Mortgage loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	10,411,232	9,577,118
Stage 1 [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	455,704	322,348
Stage 1 [member] | Mortgage loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 1 [member] | Mortgage loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 1 [member] | Small and micro-business loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	2,008,238	1,650,322
Stage 1 [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	56,538	62,431
Stage 1 [member] | Small and micro-business loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 1 [member] | Small and micro-business loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 1 [member] | High grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	34,551,825	32,184,807
Stage 1 [member] | High grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	3,488,080	3,434,095
Stage 1 [member] | High grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	12,679,767	11,636,968
Stage 1 [member] | High grade [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	11,610,675	10,914,268
Stage 1 [member] | High grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	9,092,721	8,407,045
Stage 1 [member] | High grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,168,662	1,226,526
Stage 1 [member] | Standard grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	7,309,766	8,332,692
Stage 1 [member] | Standard grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	841,497	1,055,740
Stage 1 [member] | Standard grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	4,979,506	6,274,653
Stage 1 [member] | Standard grade [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	963,916	1,210,504
Stage 1 [member] | Standard grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	611,790	528,923
Stage 1 [member] | Standard grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	754,554	318,612
Stage 1 [member] | Sub-standard grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	3,499,980	2,705,012
Stage 1 [member] | Sub-standard grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	683,009	272,352
Stage 1 [member] | Sub-standard grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	2,544,331	1,749,950
Stage 1 [member] | Sub-standard grade [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	676,148	593,507
Stage 1 [member] | Sub-standard grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	251,017	318,802
Stage 1 [member] | Sub-standard grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	28,484	42,753
Stage 2 [member] | Direct loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	4,078,376	4,609,607	5,490,460
Stage 2 [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	903,889	1,172,779
Stage 2 [member] | Direct loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 2 [member] | Direct loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 2 [member] | Contingent credits [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	538,213	282,559
Stage 2 [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 2 [member] | Contingent credits [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 2 [member] | Contingent credits [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 2 [member] | Commercial loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,830,684	2,016,434
Stage 2 [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	222,031	345,062
Stage 2 [member] | Commercial loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 2 [member] | Commercial loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 2 [member] | Consumer loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,385,665	1,622,693
Stage 2 [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	386,405	508,336
Stage 2 [member] | Consumer loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 2 [member] | Consumer loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 2 [member] | Mortgage loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	642,517	669,087
Stage 2 [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	246,961	244,537
Stage 2 [member] | Mortgage loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 2 [member] | Mortgage loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 2 [member] | Small and micro-business loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	219,510	301,393
Stage 2 [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	48,492	74,844
Stage 2 [member] | Small and micro-business loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 2 [member] | Small and micro-business loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 2 [member] | High grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	165,769	340,472
Stage 2 [member] | High grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	126,184	31,240
Stage 2 [member] | High grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	124,088	290,927
Stage 2 [member] | High grade [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	16,887	28,813
Stage 2 [member] | High grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	24,178	20,165
Stage 2 [member] | High grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	616	567
Stage 2 [member] | Standard grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,331,109	1,513,955
Stage 2 [member] | Standard grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	243,410	118,821
Stage 2 [member] | Standard grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,005,364	1,024,426
Stage 2 [member] | Standard grade [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	183,453	320,220
Stage 2 [member] | Standard grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	7,361	3,714
Stage 2 [member] | Standard grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	134,931	165,595
Stage 2 [member] | Sub-standard grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,677,609	1,582,401
Stage 2 [member] | Sub-standard grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	168,619	132,498
Stage 2 [member] | Sub-standard grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	479,201	356,019
Stage 2 [member] | Sub-standard grade [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	798,920	765,324
Stage 2 [member] | Sub-standard grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	364,017	400,671
Stage 2 [member] | Sub-standard grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	35,471	60,387
Stage 3 [member] | Direct loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,155,357	1,247,693	S/ 1,510,688
Stage 3 [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Direct loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	22,928	23,214
Stage 3 [member] | Direct loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,132,429	1,224,479
Stage 3 [member] | Contingent credits [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	16,923	23,948
Stage 3 [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Contingent credits [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	6,182	6,181
Stage 3 [member] | Contingent credits [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	10,741	17,767
Stage 3 [member] | Commercial loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	281,258	322,464
Stage 3 [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Commercial loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	22,928	23,214
Stage 3 [member] | Commercial loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	258,330	299,250
Stage 3 [member] | Consumer loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	472,061	514,691
Stage 3 [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Consumer loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Consumer loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	472,061	514,691
Stage 3 [member] | Mortgage loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	347,035	325,095
Stage 3 [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Mortgage loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Mortgage loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	347,035	325,095
Stage 3 [member] | Small and micro-business loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	55,003	85,443
Stage 3 [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Small and micro-business loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Small and micro-business loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	55,003	85,443
Stage 3 [member] | High grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | High grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | High grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | High grade [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | High grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | High grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Standard grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Standard grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Standard grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Standard grade [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Standard grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Standard grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Sub-standard grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Sub-standard grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Sub-standard grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Sub-standard grade [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Sub-standard grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Sub-standard grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	S/ 0	S/ 0